NOTES PAYABLE (Details Narrative) - USD ($)					3 Months Ended		6 Months Ended		12 Months Ended
	May 14, 2023	Feb. 02, 2023	Dec. 28, 2022	Oct. 23, 2022	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Jun. 28, 2023	Dec. 31, 2021	Nov. 30, 2021
Notes payable									$ 218,100		$ 469,252
Conversion units		14,705,890	9,578,040
Notes Payable, Current					$ 283,290		$ 283,290		$ 1,132,829		127,798
Debt Instrument, Covenant Compliance									Default in the payment of principal or interest or other material covenant under the note triggers a default penalty equal to 0.666% of $750,000 per month during the period of default, and other lender rights, including the demand of immediate payment of all amounts due including accrued but unpaid interest, and recovery of all costs, fees including attorney’s fees and disbursements, and expenses relating to collection and enforcement of the promissory note.
Promissory Agreement [Member]
Accrued interest					5,298	$ 4,501
Promissory [Member]
Accrued interest							18,366	$ 10,586
Promissory Note [Member]
Debt interest rate			20.00%
Debt instrument, maturity date			Jun. 28, 2023
Promissory note			$ 750,000
Accrued interest					25,914		64,133
Promissory [Member]
Debt		$ 1,250,000	$ 814,133
Hub International Limited [Member]
Notes payable				$ 204,050	41,887		41,887		$ 164,729		127,798
Debt interest rate			20.00%	6.75%
Debt instrument, maturity date				Sep. 23, 2023
Promissory note			$ 750,000
Warrants outstanding										$ 1,500,000
Walleye Opportunities Master Fund Ltd. [Member]
Notes payable		$ 1,000,000
Debt instrument, maturity date		May 07, 2023
Conversion units	11,764,710
Notes payable increased		$ 1,250,000
Walleye Opportunities Master Fund Ltd. [Member] | Minimum [Member]
Notes payable increased		1,000,000
Walleye Opportunities Master Fund Ltd. [Member] | Maximum [Member]
Notes payable increased		$ 1,250,000
MyHealth Logic Acquisition [Member]
Notes payable												$ 468,137
Debt interest rate												9.00%
Debt repurchase amount									278,678
Notes Payable, Current					$ 241,403		$ 241,403		218,100
Somahlution Acquisition [Member]
Notes payable									$ 468,137
Debt interest rate									9.00%
Unit Purchase Agreement [Member]
Notes payable									$ 218,100		$ 469,252
Debt repurchase amount									$ 278,678